FMI International Fund II - Currency Unhedged
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 96.6% (a)
COMMON STOCKS - 85.3% (a)
COMMERCIAL SERVICES SECTOR - 9.6%
	Advertising/Marketing Services - 2.0%
103,500	WPP PLC (Jersey) (b)	$1,121,527
	Miscellaneous Commercial Services - 6.1%
37,200	Bureau Veritas S.A. (France) (b) *	993,038
21,000	DKSH Holding AG (Switzerland) (b)	1,573,359
9,900	Secom Co. Ltd. (Japan) (b)	913,292
		3,479,689
	Personnel Services - 1.5%
12,300	Adecco Group AG (Switzerland) (b)	819,221
COMMUNICATIONS SECTOR - 1.8%
	Wireless Telecommunications - 1.8%
26,700	Millicom International Cellular S.A. (Luxembourg) *	1,035,426
CONSUMER DURABLES SECTOR - 5.9%
	Electronics/Appliances - 4.7%
26,300	Sony Corp. (Japan) (b)	2,650,201
	Home Furnishings - 1.2%
69,000	Howden Joinery Group PLC (Britain) (b) *	650,010
CONSUMER NON-DURABLES SECTOR - 7.4%
	Food: Major Diversified - 1.3%
6,050	Nestlé S.A. (Switzerland) (b)	715,178
	Household/Personal Care - 6.1%
17,600	Henkel AG & Co. KGaA (Germany) (b)	1,695,936
29,400	Unilever PLC (Britain) (b)	1,763,229
		3,459,165
CONSUMER SERVICES SECTOR - 13.2%
	Broadcasting - 0.9%
64,400	Grupo Televisa S.A.B. - SP-ADR (Mexico) *	530,656
	Cable/Satellite TV - 1.2%
39,400	Shaw Communications Inc. (Canada)	691,489
	Hotels/Resorts/Cruiselines - 1.4%
18,000	Whitbread PLC (Britain) (b) *	762,420
	Media Conglomerates - 3.1%
55,200	Vivendi (France) (b)	1,780,436
	Movies/Entertainment - 1.9%
263,700	Bolloré (France) (b)	1,091,751
	Other Consumer Services - 3.7%
950	Booking Holdings Inc. (United States) *	2,115,906
	Restaurants - 1.0%
31,600	Compass Group PLC (Britain) (b)	589,384
DISTRIBUTION SERVICES SECTOR - 4.8%
	Wholesale Distributors - 4.8%
22,500	Ferguson PLC (Jersey) (b)	2,733,764
ELECTRONIC TECHNOLOGY SECTOR - 5.3%
	Aerospace & Defense - 3.3%
13,000	Safran S.A. (France) (b) *	1,842,529
	Electronic Equipment/Instruments - 2.0%
57,900	Yokogawa Electric Corp. (Japan) (b)	1,154,826

FINANCE SECTOR - 7.2%
	Major Banks - 1.7%
1,876,000	Lloyds Banking Group PLC (Britain) (b) *	935,296
	Property/Casualty Insurance - 5.5%
12,650	Chubb Ltd. (Switzerland)	1,947,088
3,500	Fairfax Financial Holdings Ltd. (Canada)	1,192,926
		3,140,014
HEALTH TECHNOLOGY SECTOR - 4.9%
	Medical Specialties - 4.9%
32,100	Koninklijke Philips N.V. (Netherlands) (b) *	1,729,138
51,400	Smith & Nephew PLC (Britain) (b)	1,067,707
		2,796,845
INDUSTRIAL SERVICES SECTOR - 1.6%
	Oilfield Services/Equipment - 1.6%
41,000	Schlumberger Ltd. (Curacao)	895,030
PROCESS INDUSTRIES SECTOR - 2.3%
	Industrial Specialties - 2.3%
12,300	Akzo Nobel N.V. (Netherlands) (b)	1,320,208
PRODUCER MANUFACTURING SECTOR - 5.4%
	Industrial Conglomerates - 3.2%
88,600	Smiths Group PLC (Britain) (b)	1,822,417
	Trucks/Construction/Farm Machinery - 2.2%
99,200	CNH Industrial N.V. (Netherlands) (b) *	1,246,978
RETAIL TRADE SECTOR - 13.4%
	Department Stores - 5.0%
398,700	B&M European Value Retail S.A. (Luxembourg) (b)	2,806,757
	Specialty Stores - 8.4%
39,000	Alimentation Couche-Tard Inc. (Canada)	1,329,107
260,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	1,815,277
65,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	1,615,699
		4,760,083
TECHNOLOGY SERVICES SECTOR - 1.5%
	Information Technology Services - 1.5%
3,200	Accenture PLC (Ireland)	835,872
TRANSPORTATION SECTOR - 1.0%
	Air Freight/Couriers - 1.0%
6,200	Expeditors International of Washington Inc. (United States)	589,682
	Total common stocks (cost $41,632,130)	48,372,760

PREFERRED STOCKS - 11.3% (a)
CONSUMER DURABLES SECTOR - 1.2%
	Motor Vehicles - 1.2%
8,300	Hyundai Motor Co. (South Korea) (b)	686,611
CONSUMER NON-DURABLES SECTOR - 3.4%
	Household/Personal Care - 3.4%
15,000	Amorepacific Corp. (South Korea) (b)	857,326
1,600	LG Household & Health Care Ltd. (South Korea) (b)	1,058,420
		1,915,746
ELECTRONIC TECHNOLOGY SECTOR - 6.7%
	Telecommunications Equipment - 6.7%
56,000	Samsung Electronics Co. Ltd. (South Korea) (b)	3,798,870
	Total preferred stocks (cost $4,810,149)	6,401,227
	Total long-term investments (cost $46,442,279)	54,773,987

Principal Amount
SHORT-TERM INVESTMENTS - 3.1% (a)
	Bank Deposit Account - 3.1%
$1,760,728	U.S. Bank N.A., 0.03% ^	1,760,728
	Total short-term investments (cost $1,760,728)	1,760,728
	Total investments - 99.7% (cost $48,203,007)	56,534,715
	Other assets, less liabilities - 0.3% (a)	188,146
	TOTAL NET ASSETS - 100.0%	$56,722,861

*	Non-income producing security.
^	The rate shown is as of December 31, 2020.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours, provided that certain foreign exchanges may trade during a portion of the New York Stock Exchange hours,  and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2.  As of December 31, 2020 the aggregate value of these securities was $43,610,805.

PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2020, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$11,163,182
Level 1 - Bank Deposit Account	1,760,728
Total Level 1	12,923,910
Level 2 - Common Stocks	37,209,578
Level 2 - Preferred Stocks	6,401,227
Total Level 2	43,610,805
Level 3 -	---
Total Assets	56,534,715
Total	$56,534,715

See the Schedule of Investments for investments detailed by industry classifications.